Retirement Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended						3 Months Ended	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2013	Dec. 31, 2015
Retirement Plans [Line Items]
Contributions to defined contribution plans	$ 20.2		$ 19.7		$ 18.1
Minimum percentage for which multiemployer plans is funded	100.00%
Contributions to multi-employer plans	2.4		1.9		2.3
Post retirement plan description	In general, the terms of the plans provide that U.S. employees who retire after attaining age 55, with 15 years of service (5 years before December 31, 2006), are reimbursed for qualified medical expenses up to a maximum annual amount.
Years of service to qualify for a benefit from the plan in the future.	15 years
Weighted average discount rate used to determine U.S. postretirement benefit obligation	4.20%		5.05%
Average discount rate used to determine U.S. postretirement benefit cost	5.05%		4.25%		4.60%
Increase or decrease in the annual health care cost trend rates	1.00%
U.S. Pension Plans
Retirement Plans [Line Items]
Estimated amortization of prior service credit in next fiscal year	(1.0)
Expected amortization of net actuarial losses in next fiscal year	7.0
Net periodic benefit cost	5.8		19.5		17.9
Defined benefit plans that will be amortized from other comprehensive income	11.3
Estimated remaining service lives of the plan participants, years	10 years
Accumulated benefit obligation	278.5		204.9				204.9
Pension plan assets, amount exceed accumulated benefit obligation			18.7				18.7
Targeted level of equity exposure	55.00%
Expected long-term rate of return on assets	7.08%		7.50%		7.50%
Target allocation	100.00%
Company contributions	6.7		42.2
Defined Benefit Plan, unscheduled voluntary contributions by Employer							35
Expected contribution by the company over the next fiscal year	6.8
U.S. Pension Plans | Scenario, Forecast
Retirement Plans [Line Items]
Expected long-term rate of return on assets								7.08%
Non-U.S. Pension Plans
Retirement Plans [Line Items]
Estimated amortization of prior service credit in next fiscal year	0.3
Expected amortization of net actuarial losses in next fiscal year	3.2
Net periodic benefit cost	18.8		20.3		17.8
Defined benefit plans that will be amortized from other comprehensive income	21.8
Accumulated benefit obligation	195.4		172.3				172.3
Company contributions	9.4		8.0
Plan amendment	0.9		0.5
Non-U.S. Pension Plans | Minimum
Retirement Plans [Line Items]
Estimated remaining service lives of the plan participants, years	6 years
Expected long-term rate of return on assets	2.60%	[1]	3.00%	[1]	3.75%	[1]
Non-U.S. Pension Plans | Maximum
Retirement Plans [Line Items]
Estimated remaining service lives of the plan participants, years	22 years
Expected long-term rate of return on assets	6.15%	[1]	5.75%	[1]	5.75%	[1]
U K
Retirement Plans [Line Items]
Target allocation	100.00%
Company contributions	1.5		0.3
Expected contribution by the company over the next fiscal year	1.5
U K | Debt Instruments
Retirement Plans [Line Items]
Percentage of total plan assets	58.00%
Postretirement Benefits Other Than Pensions
Retirement Plans [Line Items]
Net periodic benefit cost	2.7		2.6		2.1
Defined benefit plans that will be amortized from other comprehensive income	(2.3)
Company contributions	0.8		0.3		0.5
Plan amendment	$ (17.2)

[1]	The Non-U.S. weighted average plan ranges in the tables above have been prepared using significant plans only, which in total represent more than 90% of the total Non-U.S. projected benefit obligation.